CENTURA FUNDS, INC.

CENTURA EQUITY GROWTH FUND
CENTURA FEDERAL SECURITIES INCOME FUND
CENTURA NORTH CAROLINA TAX-FREE BOND FUND

                                                               December 15, 1995

Dear Shareholder:

     This mid-year report covering the period May 1, 1995 through October 31, 1995 reflects the extraordinarily strong capital markets we have experienced in both stocks and bonds. Each of our three Funds, the Centura Equity Growth Fund, the Centura Federal Securities Income Fund, and the Centura North Carolina Tax-Free Bond Fund, will be addressed here along with our best estimate for the future.

ECONOMIC/CAPITAL MARKETS COMMENTARY

     The six month period covered here has been as beneficial to investors as any we are likely to experience. Corporate America has produced record profits, inflation has remained modest by modern standards, we are near full employment, and our position as the technological leader of the world grows stronger sequentially. As 1995 draws to a close, however, we are not without concerns and are adjusting portfolios accordingly. The ebullient equity markets of 1995 will, we feel, face slowing profit growth in 1996 and may well develop into a two tiered, "haves" and "have nots" type of scenario. Additional support from continued falling interest rates (which we expect) will be sorely needed. Successful resolution of the balanced budget stalemate in Washington sometime before year-end should be followed by loosening by the Federal Reserve to replace federal spending stimulus already declining.

CENTURA EQUITY GROWTH FUND

     Market rotation continues, with the current tendency away from both cyclicals and technology -- whose performance earlier this year has been exceptional. Weightings in cyclicals and basic industry have been reduced but not eliminated. We retain confidence in selected financials, aerospace, and increasingly those companies involved in health care. The tone of the Fund has become more defensive, but we do not expect a full-scale bear market to evolve.

CENTURA FEDERAL SECURITIES INCOME FUND

     The bond market has continued to rally as investors have correctly anticipated lower rates by the Federal Reserve due to a slowing economy and an expected balanced budget. The Federal Securities Income Fund has participated in the rally due to the extension of maturities to the 10 year area. The Fund continues to be over 78% invested in U.S. Treasuries and roughly 20% in U.S. Government Agencies.

     We are quite pleased with the success brought on by the extension of allowable maturities in light of the recent decline in rates. Our risk-adjusted return is right where we believe our shareholders expect us to be.

CENTURA NORTH CAROLINA TAX-FREE FUND

     At the Fund's mid-year point, October 31, 1995, the municipal market has a general direction of lower interest rates and rising bond prices. After periods of nonmovement in the municipal market, we have begun to see better prices in municipal bonds due to less fear of a major tax change. We have continued to extend the Fund's maturity since extending the maximum maturity range allowable from 10 years to 15 years.

     The Fund continues to have a very high Moody's Investment Service rating on its bonds. The average rating is AA1, and the Fund continues to hold a large number of Unlimited Tax General Obligation Bonds. With the high quality of North Carolina debt, we believe we can maintain the Funds high average quality along with a representative yield.

CAPITAL MARKET OUTLOOK

     The future at this juncture seems to indicate stronger performance in bonds than in equities as companies adjust to a GDP of 2.5-3.0% and slower profit growth. Timely action on the part of the Federal Reserve will be important as will continued corporate restructuring to maintain margins with lower demand. We remain optimistic, but cautionary.

     Your support and confidence has been constant and very much appreciated during the past period as our new funds have grown. You may expect our continued best efforts to deliver superior returns.

Sincerely,

/s/ D. CARLISLE WHITLOCK
-------------------------
D. Carlisle Whitlock
Senior Vice President &
  Senior Trust Officer
Centura Bank

CENTURA FUNDS, INC.
CENTURA EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
OCTOBER 31, 1995

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                               -----------   ------------
            COMMON STOCKS -- 96.4%
            AEROSPACE -- 7.3%
    67,200  Boeing Co.................................................   $ 3,148,025   $  4,410,000
   100,000  Precision Castparts Corp..................................     2,139,836      3,575,000
                                                                         -----------   ------------
                                                                           5,287,861      7,985,000
                                                                         -----------   ------------
            BUSINESS EQUIPMENT & SERVICES -- 4.3%
    36,000  Xerox Corp................................................     3,740,114      4,671,000
                                                                         -----------   ------------
            CHEMICALS -- 7.0%
   110,000  Cabot Corp................................................     3,301,090      5,225,000
   100,000  Engelhard Corp............................................     2,421,536      2,487,500
                                                                         -----------   ------------
                                                                           5,722,626      7,712,500
                                                                         -----------   ------------
            CAPITAL GOODS -- 4.8%
   130,000  Briggs & Stratton.........................................     4,564,798      5,248,750
                                                                         -----------   ------------
            CAPITAL GOODS/TECHNOLOGY -- 4.2%
    51,500  United Technologies Corp..................................     4,522,200      4,570,625
                                                                         -----------   ------------
            CONSUMER CYCLICALS -- 2.1%
   105,000  Gentex Corp*..............................................     2,469,875      2,336,250
                                                                         -----------   ------------
            CONSUMER & INDUSTRIAL PRODUCTS -- 3.8%
    66,000  General Electric Co.......................................     3,141,520      4,174,500
                                                                         -----------   ------------
            CONSUMER STAPLE PRODUCTS -- 3.3%
   103,000  Millipore Corp............................................     2,841,518      3,643,625
                                                                         -----------   ------------
            ELECTRICAL EQUIPMENT -- 3.6%
   100,000  Amp Inc...................................................     3,847,316      3,925,000
                                                                         -----------   ------------
            ENERGY -- 3.1%
   100,000  Tosco Corp................................................     3,507,474      3,450,000
                                                                         -----------   ------------
            ENVIRONMENTAL CONTROL -- 3.9%
    70,000  Molten Metal Technology Corp.*............................     1,427,000      2,695,000
   100,000  Newpark Resources Inc.....................................     1,728,663      1,587,500
                                                                         -----------   ------------
                                                                           3,155,663      4,282,500
                                                                         -----------   ------------
            FOREST PRODUCTS & PAPERS -- 4.0%
   100,000  Bowater Inc...............................................     3,927,688      4,425,000
                                                                         -----------   ------------
            FINANCIAL SERVICES -- 7.0%
   107,000  American Express Company..................................     2,958,922      4,346,875
    60,000  Household International Inc...............................     2,751,265      3,375,000
                                                                         -----------   ------------
                                                                           5,710,187      7,721,875
                                                                         -----------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1995

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                               -----------   ------------
            COMMON STOCKS -- (CONTINUED)
            HEALTHCARE MANAGEMENT -- 2.3%
    80,000  Medaphis Corp.*...........................................   $ 2,298,183   $  2,540,000
                                                                         -----------   ------------
            HOLDINGS CO. -- DIVERSIFIED -- 1.7%
   120,000  ACX Technologies, Inc.*...................................     2,239,438      1,860,000
                                                                         -----------   ------------
            INSURANCE -- 7.3%
   150,000  Provident Life & Accident.................................     3,503,250      4,012,500
    60,000  Jefferson Pilot Corp......................................     3,092,260      3,960,000
                                                                         -----------   ------------
                                                                           6,595,510      7,972,500
                                                                         -----------   ------------
            IRON FOUNDRY -- 1.7%
   160,300  Intermet Corp.*...........................................     1,318,537      1,863,488
                                                                         -----------   ------------
            MINING -- 6.4%
   100,000  Potash Corp...............................................     3,246,552      6,962,500
                                                                         -----------   ------------
            PHARMACEUTICALS -- 3.1%
    60,200  Allergan Inc..............................................     1,680,352      1,768,375
    33,600  Rhone-Poulenc Rorer Inc...................................     1,515,024      1,583,400
                                                                         -----------   ------------
                                                                           3,195,376      3,351,775
                                                                         -----------   ------------
            RAW MATERIALS -- 4.4%
   100,000  Nucor Inc.................................................     5,994,600      4,812,500
                                                                         -----------   ------------
            RETAIL -- SPECIALTY LINE -- 3.3%
   144,000  Autozone Inc.*............................................     3,393,725      3,564,000
                                                                         -----------   ------------
            TECHNOLOGY -- 6.7%
    80,000  Applied Materials Inc.....................................     4,322,500      4,010,000
    50,000  Computer Sciences Corp.*..................................     2,602,510      3,343,750
                                                                         -----------   ------------
                                                                           6,925,010      7,353,750
                                                                         -----------   ------------
            TRUCKING & LEASING -- 1.1%
   111,000  Celadon Group Inc.*.......................................     1,515,552      1,165,500
                                                                         -----------   ------------
            TOTAL COMMON STOCKS.......................................    89,161,323    105,592,638
                                                                         -----------   ------------
            U.S. TREASURY BILL -- 1.8%
 2,000,000  U.S. Treasury Bill, due 11/30/95..........................     1,991,703      1,991,703
                                                                         -----------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1995

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                               -----------   ------------
            MONEY MARKET FUNDS -- 1.4%
   904,759  Financial Square Prime Obligations Portfolio..............   $   904,759   $    904,759
   637,589  Temp Investment Fund......................................       637,589        637,589
                                                                         -----------   ------------
            TOTAL MONEY MARKET FUNDS..................................     1,542,348      1,542,348
                                                                         -----------   ------------
            TOTAL INVESTMENTS -- 99.6%................................   $92,695,374+  $109,126,689
                                                                         ============
            ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.4%.............                      436,844
                                                                                       ------------
            NET ASSETS -- 100.0%......................................                 $109,563,533
                                                                                       =============

---------------

* Non-income producing security.
+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA FEDERAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
OCTOBER 31, 1995

                                                          PRINCIPAL                       MARKET
                                                            AMOUNT          COST          VALUE
                                                          ----------    ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.2%
FEDERAL HOME LOAN BANK -- 5.0%
  7.89%, 12/23/97........................................ $2,000,000    $  2,000,000   $  2,084,959
  7.02%, 07/06/99........................................  3,000,000       2,990,156      3,114,360
                                                                        ------------   ------------
                                                                           4,990,156      5,199,319
                                                                        ------------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.9%
  7.35%, 06/01/05........................................  2,000,000       2,000,000      2,013,459
                                                                        ------------   ------------
FEDERAL FARM CREDIT BANK -- 5.3%
  Medium Term Note 7.61%, 03/16/98.......................  3,000,000       3,000,000      3,019,739
  5.79%, 03/01/99........................................  2,500,000       2,420,474      2,483,350
                                                                        ------------   ------------
                                                                           5,420,474      5,503,089
                                                                        ------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.0%
  7.29%, 09/22/99........................................  2,000,000       1,980,523      2,046,480
  7.40%, 07/01/04........................................  3,000,000       3,176,309      3,211,229
                                                                        ------------   ------------
                                                                           5,156,832      5,257,709
                                                                        ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................                 17,567,462     17,973,576
                                                                        ------------   ------------
U.S. TREASURY NOTES -- 78.6%
  9.375%, 04/15/96.......................................  5,000,000       5,047,470      5,084,649
  7.875%, 07/15/96.......................................  2,000,000       2,019,193      2,031,339
  6.875%, 10/31/96.......................................  3,000,000       3,017,758      3,037,260
  6.125%, 12/31/96.......................................  3,000,000       2,998,310      3,020,280
  6.875%, 04/30/97.......................................  2,000,000       2,013,799      2,036,420
  5.500%, 09/30/97.......................................  5,000,000       4,924,770      4,991,650
  5.250%, 07/31/98.......................................  5,000,000       4,847,636      4,946,750
  7.125%, 10/15/98.......................................  5,000,000       5,046,431      5,193,850
  5.125%, 12/31/98.......................................  5,000,000       4,757,317      4,918,750
  6.375%, 01/15/99.......................................  5,000,000       4,953,778      5,097,050
  7.000%, 04/15/99.......................................  5,000,000       5,013,407      5,193,150
  6.000%, 10/15/99.......................................  5,000,000       4,865,796      5,043,450
  8.500%, 02/15/00.......................................  5,000,000       5,169,814      5,505,400
  7.125%, 02/29/00.......................................  5,000,000       4,977,031      5,249,800
  5.750%, 08/15/03.......................................  5,000,000       4,861,708      4,934,800
  7.875%, 11/15/04.......................................  5,000,000       5,359,989      5,635,400
  6.500%, 05/15/05.......................................  5,000,000       5,122,913      5,175,750
  6.500%, 08/15/05.......................................  5,000,000       4,976,564      5,178,700
                                                                        ------------   ------------
TOTAL U.S. TREASURY NOTES................................                 79,973,684     82,274,448
                                                                        ------------   ------------
MONEY MARKET FUND -- 3.4%
  Goldman Sachs Institutional Treasury Instrument
    Portfolio............................................  3,537,836       3,537,836      3,537,836
                                                                        ------------   ------------
TOTAL INVESTMENTS -- 99.2%...............................               $101,078,982+  $103,785,860
                                                                        =============
ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.8%............                                   886,054
                                                                                       ------------
NET ASSETS -- 100%.......................................                              $104,671,914
                                                                                       =============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
OCTOBER 31, 1995

  CREDIT                                                   PRINCIPAL                      MARKET
 RATINGS*                                                    AMOUNT         COST           VALUE
----------                                                 ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 97.9%
Aa/AA-     Alamance County UTGO, 5.70%, 05/01/96........   $  350,000    $   352,182    $   353,490
Aa/AA-     Buncombe County UTGO, Refunding, 5.00%,
             03/01/01...................................    1,000,000      1,014,367      1,027,500
Aa/AA-     Catawba County UTGO, 4.60%, 05/01/03.........    1,000,000      1,004,377      1,008,750
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/05.........    1,000,000        982,464        998,750
Aaa/AAA    Charlotte Convention Facility Project COPS,
             (AMBAC), 6.55%, 12/01/02...................    1,000,000      1,060,494      1,108,750
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System Revenue,
             5.20%, 01/01/97............................      200,000        200,811        203,000
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System Revenue,
             6.00%, 01/01/04............................    1,000,000        996,716      1,073,750
Aaa/AAA    Cleveland County UTGO, (FGIC),
             5.10%, 06/01/07............................    1,000,000      1,000,000        993,750
Aaa/AAA    Concord Utility System Revenue, (MBIA),
             4.80%, 12/01/03............................      500,000        500,000        504,375
Aaa/AAA    Concord Utility System Revenue, (MBIA),
             4.90%, 12/01/04............................      500,000        500,000        505,000
Aaa/AAA    Cumberland County Civic Center Project,
             Series A, COPS, (AMBAC), 6.20%, 12/01/07...    1,535,000      1,550,833      1,673,150
Aaa/AAA    Durham County UTGO, 5.40%, 02/01/99..........    1,200,000      1,224,482      1,243,500
Aaa/AAA    Durham & Wake Counties Special Airport
             District UTGO, Refunding, 5.75%,
             04/01/00...................................      300,000        309,599        317,250
Aa1/AAA    Durham UTGO, Revenue, 5.80%, 02/01/03........      750,000        772,218        807,188
Aaa/AAA    Fayetteville Public Works, Series A, Revenue,
             (AMBAC), 5.15%, 03/01/07...................      500,000        493,640        505,625
Aaa/AAA    Fayetteville Public Works, Series A, Revenue,
             (AMBAC), 5.25%, 03/01/08...................    1,280,000      1,274,161      1,299,200
Aa1/AA+    Forsyth County Public Improvement UTGO,
             5.60%, 08/01/09............................    1,000,000      1,009,446      1,036,250
Aaa/AAA    Gaston County UTGO, (MBIA),
             5.70%, 03/01/04............................      850,000        863,993        913,750
Aaa/AAA    Gaston County UTGO, (MBIA),
             5.70%, 03/01/05............................    1,000,000      1,032,813      1,075,000
Aaa/AAA    Gastonia County UTGO, (FGIC), 5.20%,
             04/01/01...................................      700,000        699,260        726,250
Aa1/AAA    Greensboro Public Improvement, Series B,
             UTGO, 5.40%, 04/01/04......................    1,000,000        996,460      1,047,500
Aa/AA-     Greenville Sanitation & Sewer UTGO, Revenue,
             4.80%, 03/01/06............................      600,000        599,250        592,500
Aa1/AA+    Guilford County UTGO, 4.90%, 04/01/01........    1,000,000      1,023,738      1,025,000
Aaa/AAA    Mecklenberg County UTGO, 5.20%, 03/01/99.....      500,000        504,509        515,625
Aaa/AAA    Mecklenberg County Public Improvement UTGO,
             5.40%, 04/01/01............................      500,000        508,142        525,000
Aaa/AAA    Morganton Water & Sewer UTGO, Revenue,
             (FGIC), 5.60%, 06/01/08....................      900,000        916,232        942,750
Aa/A+      New Hanover County Solid Waste UTGO,
             Refunding, 4.80%, 09/01/07.................    1,000,000        960,924        970,000

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1995

  CREDIT                                                   PRINCIPAL                      MARKET
 RATINGS*                                                    AMOUNT         COST           VALUE
----------                                                 ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (CONTINUED)
Aaa/AAA    North Carolina Municipal Power Agency #1,
             Catawba Electric Revenue, (MBIA), 5.25%,
             01/01/09...................................   $1,500,000    $ 1,415,610    $ 1,470,000
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/02......................    1,000,000        988,610      1,011,250
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/04......................      950,000        947,005        952,375
A1/A+      Onslow County UTGO, 5.60%, 03/01/05..........    1,000,000      1,021,715      1,051,250
Aa1/AA+    Orange County UTGO, Refunding, 5.10%,
             06/01/03...................................    1,050,000      1,053,175      1,092,000
Aaa/AAA    Piedmont Triad Airport Authority, Airport
             Revenue, Refunding Series A, (MBIA), 6.50%,
             07/01/01...................................    1,000,000      1,077,963      1,098,750
Aa/AA-     Pitt County UTGO, Refunding,
             5.10%, 02/01/06............................    1,000,000      1,011,924      1,018,750
Aa/AA-     Pitt County Memorial Hospital Revenue,
             5.375%, 12/01/10...........................    1,500,000      1,477,922      1,494,375
Aaa/AAA    Raleigh UTGO, 6.40%, 03/01/02................    1,250,000      1,359,736      1,379,688
A1/A+      Union County NC, UTGO, 6.50%, 04/01/07.......    1,500,000      1,635,575      1,620,000
Aaa/AAA    Wake County UTGO, Refunding, 4.20%,
             04/01/00...................................      500,000        495,220        498,125
Aaa/AAA    Wake County UTGO, Refunding, 4.30%,
             02/01/02...................................    1,250,000      1,168,265      1,239,061
Aaa/AAA    Wake County Hospital Revenue, (MBIA),
             4.50%, 10/01/03............................    1,200,000      1,124,105      1,167,000
A/A        Wilkes County UTGO, Refunding, 5.20%,
             06/01/05...................................    1,275,000      1,275,000      1,295,718
Aa/AA+     Winston-Salem Water & Sewer System, Revenue,
             6.30%, 06/01/06............................    1,000,000      1,089,394      1,088,750
                                                                         -----------    -----------
           TOTAL MUNICIPAL OBLIGATIONS..................                  39,492,330     40,469,745
                                                                         -----------    -----------
           MONEY MARKET FUND -- 1.1%
           Institutional Liquid Assets Tax Exempt
             Fund.......................................      218,846        218,846        218,846
           North Carolina Municipal Money Market Fund...      252,213        252,213        252,213
                                                                         -----------    -----------
           TOTAL MONEY MARKET FUNDS.....................                     471,059        471,059
                                                                         -----------    -----------
           TOTAL INVESTMENTS -- 99.0%...................                 $39,963,389+   $40,940,804
                                                                         ============
           ASSETS IN EXCESS OF OTHER
             LIABILITIES -- 1.0%........................                                    408,299
                                                                                        -----------
           NET ASSETS -- 100.0%.........................                                $41,349,103
                                                                                        ============

---------------

* See page 9 for Credit Ratings.

+ The cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FOOTNOTES TO PORTFOLIOS -- (UNAUDITED)
OCTOBER 31, 1995

* Credit Ratings (unaudited) given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

      MOODY'S   STANDARD & POOR'S
      -------   -----------------
       Aaa         AAA                Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
       Aa           AA                Instrument judged to be of high quality by all standards.
        A           A-                Instrument judged to be adequate by all standards.
       NR           NR                Not Rated. In the opinion of the Investment Adviser,
                                      instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Moody's applies numerical modifiers to designate relative standing within the generic ratings categories. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THE PORTFOLIOS:

AMBAC.......................  American Municipal Bond Assurance Corporation
COPS........................  Certificates of Participation
FGIC........................  Financial Guaranty Insurance Corporation
GO..........................  General Obligation
MBIA........................  Municipal Bond Insurance Association
UTGO........................  Unlimited Tax General Obligation

Investment percentages shown are calculated as a percentage of net assets. Institutions shown in parenthesis have entered into credit support agreement with the issuer.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- (UNAUDITED)
OCTOBER 31, 1995

                                                             CENTURA           CENTURA              CENTURA
                                                          EQUITY GROWTH   FEDERAL SECURITIES     NORTH CAROLINA
                                                              FUND           INCOME FUND       TAX-FREE BOND FUND
                                                          -------------   ------------------   ------------------
ASSETS:
Investments in securities, at value
  (identified cost -- $92,695,374, $101,078,982, and
  $39,963,389, respectively) (Note 2a)..................  $ 109,126,689      $   103,785,860      $    40,940,804
Cash....................................................        112,476                   --                   --
Dividends and interest receivable.......................         68,431            1,505,201              546,524
Receivable for Fund shares sold.........................        381,103               56,000                8,000
Unamortized organization cost (Note 2e).................         26,403               34,920               11,640
Receivable from adviser.................................             --                   --               15,367
Prepaid expenses........................................          4,497                3,693                6,536
                                                          -------------   ------------------   ------------------
    Total Assets........................................    109,719,599          105,385,674           41,528,871
                                                          -------------   ------------------   ------------------
LIABILITIES:
Payable for Fund shares purchased.......................             --               25,149                  100
Payable to custodian for Fund disbursements.............             --              568,214              125,710
Investment advisory fee payable.........................         64,808               26,518                   --
Administration fee payable..............................         13,888               13,259                   --
Transfer agency fee payable.............................          6,209                1,851                1,670
12B-1 Distribution fee payable..........................          3,103                  225                  672
Accrued expenses and other expenses.....................         68,058               78,544               51,616
                                                          -------------   ------------------   ------------------
    Total Liabilities...................................        156,066              713,760              179,768
                                                          -------------   ------------------   ------------------
NET ASSETS..............................................  $ 109,563,533      $   104,671,914      $    41,349,103
                                                          =============        =============         ============
NET ASSETS:
  Shares of beneficial interest outstanding
    (par value $.001 per share)
    450,000,000 shares authorized (Note 9)..............  $       9,188      $        10,210      $         4,019
  Additional paid-in capital............................     92,720,408          101,996,020           40,074,116
  Over-distributed net investment income................        (27,550)                  --                   --
  Accumulated net realized capital gain/(loss) on
    investments.........................................        430,172              (41,194)             293,553
  Net unrealized appreciation on investments (Note 7)...     16,431,315            2,706,878              977,415
                                                          -------------   ------------------   ------------------
                                                          $ 109,563,533      $   104,671,914      $    41,349,103
                                                          =============        =============         ============
CLASS A:
  Net Assets............................................  $   2,780,505      $       348,881      $     2,239,784
  Shares Outstanding....................................        233,010               34,040              217,685
  Net Asset Value Per Share.............................         $11.93               $10.25               $10.29
                                                                 ------               ------               ------
                                                                 ------               ------               ------
  Maximum Offering Price Per Share ($11.93/.955,
    $10.25/.9725 and $10.29/.9725, respectively)........         $12.49               $10.54               $10.58
                                                                 ------               ------               ------
                                                                 ------               ------               ------
CLASS B:
  Net Assets............................................  $   3,183,667      $       170,047      $       319,784
  Shares Outstanding....................................        267,753               16,593               31,090
  Net Asset Value Per Share.............................         $11.89               $10.25               $10.29
                                                                 ------               ------               ------
                                                                 ------               ------               ------
CLASS C:
  Net Assets............................................  $ 103,599,361      $   104,152,986      $    38,789,535
  Shares Outstanding....................................      8,687,382           10,159,782            3,770,443
  Net Asset Value Per Share.............................         $11.93               $10.25               $10.29
                                                                 ------               ------               ------
                                                                 ------               ------               ------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED OCTOBER 31, 1995

                                                                                 CENTURA
                                                      CENTURA       CENTURA       NORTH
                                                      EQUITY        FEDERAL      CAROLINA
                                                      GROWTH      SECURITIES     TAX-FREE
                                                       FUND       INCOME FUND   BOND FUND
                                                    -----------   -----------   ----------
INVESTMENT INCOME:
  Interest........................................  $   230,744   $3,277,439    $  925,852
  Dividends.......................................      591,518           --            --
                                                    -----------   -----------   ----------
     Total income.................................      822,262    3,277,439       925,852
                                                    -----------   -----------   ----------
EXPENSES:
  Advisory (Note 3)...............................      357,660      150,075        66,987
  Administrative services (Note 4)................       76,641       75,037        28,709
  Fund accounting (Note 5)........................       16,341       16,948        20,377
  Registration....................................       15,138       17,123         7,378
  Custodian (Note 5)..............................       12,757       11,770         6,118
  Reports to shareholders.........................        9,935       10,312         4,842
  Audit...........................................        6,367        7,800         2,730
  Shareholder services (Note 5)...................       17,694        3,429         3,014
  Directors fees & expenses.......................        3,739        3,739         3,739
  Legal...........................................        6,844        6,846         2,948
  Insurance.......................................        4,284        4,806         1,811
  Amortization of organization expenses...........        3,713        4,913         1,638
  12B-1 Distribution fee-class A (Note 5).........        2,195          358         1,974
  12B-1 Distribution fee-class B (Note 5).........       11,531          838         1,389
  Miscellaneous...................................       40,036       31,777        29,579
                                                    -----------   -----------   ----------
     Total expenses before waivers................      584,875      345,771       183,233
     Less: Expenses waived by
       Adviser/Administrator (Notes 3 and 4)......           --           --       (95,696)
                                                    -----------   -----------   ----------
  Net expenses....................................      584,875      345,771        87,537
                                                    -----------   -----------   ----------
Net investment income (Note 2d)...................      237,387    2,931,668       838,315
                                                    -----------   -----------   ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
  Net realized gain on investments................    2,532,141      224,140       431,237
  Net change in unrealized appreciation on
     investments (Note 7).........................    7,753,501    2,500,089       745,110
                                                    -----------   -----------   ----------
  Net realized and unrealized gains on
     investments..................................   10,285,642    2,724,229     1,176,347
                                                    -----------   -----------   ----------
Net increase in net assets resulting
  from operations.................................  $10,523,029   $5,655,897    $2,014,662
                                                     ==========   ==========     =========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED)

                                                                             CENTURA FEDERAL SECURITIES
                                       CENTURA EQUITY GROWTH FUND                   INCOME FUND
                                   ----------------------------------    ----------------------------------
                                     FOR THE SIX       FOR THE PERIOD      FOR THE SIX       FOR THE PERIOD
                                        MONTHS         JUNE 1, 1994*          MONTHS         JUNE 1, 1994*
                                        ENDED             THROUGH             ENDED             THROUGH
                                   OCTOBER 31, 1995    APRIL 30, 1995    OCTOBER 31, 1995    APRIL 30, 1995
                                   ----------------    --------------    ----------------    --------------
INCREASE IN NET ASSETS:
  Net investment income.........     $    237,387       $    515,377       $  2,931,668       $  4,728,278
  Net realized gain/(loss) on
    investments.................        2,532,141         (2,101,969)           224,140           (265,334)
  Net change in unrealized
    depreciation on
    investments.................        7,753,501          8,677,814          2,500,089            206,789
                                     ------------        -----------       ------------       ------------
Net increase in net assets
  resulting from operations.....       10,523,029          7,091,222          5,655,897          4,669,733
                                     ------------        -----------       ------------       ------------
DISTRIBUTIONS FROM NET
  INVESTMENT INCOME:
    Class A.....................           (2,931)            (4,155)            (7,960)            (9,413)
    Class B.....................              (12)            (2,648)            (4,047)            (2,099)
    Class C.....................         (261,994)          (508,706)        (2,919,661)        (4,716,766)
                                     ------------        -----------       ------------       ------------
  Total distributions from net
    investment income (Note
    2d).........................         (264,937)          (515,509)        (2,931,668)        (4,728,278)
                                     ------------        -----------       ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A.....................        1,684,900          1,039,671            108,658            247,553
    Class B.....................        1,682,862          1,363,221             63,916            104,640
    Class C.....................       17,921,044         87,017,254         13,552,315        102,532,024
                                     ------------        -----------       ------------       ------------
  Total proceeds from sales of
    shares......................       21,288,806         89,420,146         13,724,889        102,884,217
                                     ------------        -----------       ------------       ------------
  Proceeds of shares issued in
    reinvestment of dividends:
    Class A.....................            2,902              4,155              7,941              9,387
    Class B.....................               11              2,648              3,994              2,097
    Class C.....................          189,338            398,366          1,704,230          2,763,205
                                     ------------        -----------       ------------       ------------
  Total proceeds of shares
    issued in reinvestment of
    dividends...................          192,251            405,169          1,716,165          2,774,689
                                     ------------        -----------       ------------       ------------
  Cost of shares redeemed:
    Class A.....................          (16,236)          (171,707)           (22,238)           (21,587)
    Class B.....................          (41,478)          (127,493)           (20,487)                --
    Class C.....................       (8,452,030)        (9,801,033)        (7,623,101)       (11,439,650)
                                     ------------        -----------       ------------       ------------
  Total cost of shares
    redeemed....................       (8,509,744)       (10,100,233)        (7,665,826)       (11,461,237)
                                     ------------        -----------       ------------       ------------
Net increase in net assets from
  capital share transactions
  (Note 8)......................       12,971,313         79,725,082          7,775,228         94,197,669
                                     ------------        -----------       ------------       ------------
  Total increase in net
    assets......................       23,229,405         86,300,795         10,499,457         94,139,124
NET ASSETS:
  Beginning of period...........       86,334,128             33,333         94,172,457             33,333
                                     ------------        -----------       ------------       ------------
  End of period+................     $109,563,533       $ 86,334,128       $104,671,914       $ 94,172,457
                                     ============        ===========       ============       ============

+ Net assets at October 31, 1995 and April 30, 1995, for the Centura Equity
  Growth Fund include overdistributed net investment income of $27,550 and $132, respectively.

* Fund commenced investment operations on June 1, 1994.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED) (CONTINUED)

                                                                              CENTURA
                                                                           NORTH CAROLINA
                                                                         TAX-FREE BOND FUND
                                                                ------------------------------------
                                                                   FOR THE SIX       FOR THE PERIOD
                                                                     MONTHS           JUNE 1, 1994*
                                                                      ENDED              THROUGH
                                                                OCTOBER 31, 1995     APRIL 30, 1995
                                                                -----------------    ---------------
INCREASE IN NET ASSETS:
  Net investment income......................................      $   838,315         $ 1,299,735
  Net realized gain/(loss) on investments....................          431,237            (137,684)
  Net change in unrealized depreciation on investments.......          745,110             232,305
                                                                   -----------         -----------
Net increase in net assets resulting
  from operations............................................        2,014,662           1,394,356
                                                                   -----------         -----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Class A..................................................          (31,764)            (18,457)
    Class B..................................................           (5,062)             (8,666)
    Class C..................................................         (801,489)         (1,272,612)
                                                                   -----------         -----------
  Total distributions from net
    investment income (Note 2d)..............................         (838,315)         (1,299,735)
                                                                   -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A..................................................        1,768,864             759,168
    Class B..................................................          137,724             280,551
    Class C..................................................        8,639,090          43,283,109
                                                                   -----------         -----------
  Total proceeds from sales of shares........................       10,545,678          44,322,828
                                                                   -----------         -----------
  Proceeds of shares issued in
    reinvestment of dividends:
    Class A..................................................           31,764              16,577
    Class B..................................................            2,284               2,959
    Class C..................................................           14,371              53,208
                                                                   -----------         -----------
  Total proceeds of shares issued in
    reinvestment of dividends................................           48,419              72,744
                                                                   -----------         -----------
  Cost of shares redeemed:
    Class A..................................................          (27,314)           (351,699)
    Class B..................................................         (104,505)            (20,586)
    Class C..................................................       (5,878,297)         (8,562,467)
                                                                   -----------         -----------
  Total cost of shares redeemed..............................       (6,010,116)         (8,934,752)
                                                                   -----------         -----------
Net increase in net assets from
  capital share transactions (Note 8)........................        4,583,981          35,460,820
                                                                   -----------         -----------
  Total increase in net assets...............................        5,760,328          35,555,441
NET ASSETS:
  Beginning of period........................................       35,588,775              33,334
                                                                   -----------         -----------
  End of period..............................................      $41,349,103         $35,588,775
                                                                   ===========         ===========

* Fund commenced investment operations on June 1, 1994.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
OCTOBER 31, 1995

     1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of three separate investment portfolios:
Centura Equity Growth Fund, Centura Federal Securities Income Fund, and Centura North Carolina Tax-Free Bond Fund (collectively, the "Funds"). The Funds commenced operations on June 1, 1994, and prior to that date had no operations other than organization matters.

     The Funds each have three classes of shares known as Class A, Class B and Class C. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Centura Equity Growth Fund, 2.75% for the Centura Federal Securities Income Fund and 2.75% for the Centura North Carolina Tax-Free Bond Fund. Class B shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 4.50% for Centura Equity Growth Fund and 2.75% for each of the other Funds to a minimum in the fifth year after purchase of 0.90% for Centura Equity Growth Fund and 0.55% for each of the other Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. The CDSC is waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. The front-end sales charge is not applied to certain categories of investors in Class A shares. Class C shares are offered to accounts managed by the Adviser's Trust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or contingent deferred sales charge imposed on this Class.

     2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies followed by the Funds:

     a. Security Valuation Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

     c. Federal Income Taxes Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1995

qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     d. Dividends To Shareholders Centura Equity Growth Fund declares and pays dividends of substantially all of its net investment income monthly. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

     e. Organization Expenses Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations.

     f. Determination of Net Asset Value and Allocation of Expenses Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

     3. ADVISER -- Centura Bank is the Fund's Adviser.

     Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

    Centura Equity Growth Fund, 0.70% of average daily net assets
    Centura Federal Securities Income Fund, 0.30% of average daily net assets Centura North Carolina Tax-Free Bond Fund, 0.35% of average daily net assets

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1995

     For the six months ended October 31, 1995, Centura Bank was entitled to and voluntarily waived advisory fees as listed below:

                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $357,660         --
Centura Federal Securities Income Fund............................    150,075         --
Centura North Carolina Tax-Free Bond Fund.........................     66,987    $66,987

     4. ADMINISTRATOR -- The Funds have entered into Administrative Services Contracts with Furman Selz Incorporated ("Furman Selz"). Furman Selz provides management and administrative services necessary for the operations of the Funds, furnishes office space and facilities required to conduct the business of the Funds and pays the compensation of the Company's officers affiliated with Furman Selz. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

     For the six months ended October 31, 1995, Furman Selz was entitled to administrative services fees as listed below:

                                                                       FURMAN     FURMAN
                                                                        SELZ       SELZ
                                                                      ENTITLED    WAIVED
                                                                      --------    -------
Centura Equity Growth Fund.........................................   $ 76,641         --
Centura Federal Securities Income Fund.............................     75,037         --
Centura North Carolina Tax-Free Bond Fund..........................     28,709    $28,709

     5. OTHER TRANSACTIONS WITH AFFILIATES -- Furman Selz is transfer agent for the Funds. Under a Transfer Agency Agreement, Furman Selz provides personnel and facilities to perform shareholder servicing and transfer agency related services. Furman Selz receives a per account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the six months ended October 31, 1995, Furman Selz earned transfer agent fees and out-of-pocket expenses of $17,694, $3,429 and $3,014 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     Furman Selz also provides fund accounting services to the Funds. The Funds each pay $2,500 per month to Furman Selz for performing fund accounting. Furman Selz is also reimbursed for out of pocket expenses relating to fund accounting. For the six months ended October 31, 1995, Furman Selz earned $16,341 for the Equity Growth Fund, $16,948 for the Federal Securities Income Fund and $20,377 for the North Carolina Tax-Free Bond Fund.

     Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, Furman Selz Incorporated ("Furman Selz"), and was formed specifically to distribute the Funds. (See "The Administrator".)

     Each of the Funds has adopted a service and distribution plan ("Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1995

reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

     CLASS A PLAN. The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has undertaken to limit 12b-1 fees for Class A shares to 0.25%. For the six months ended October 31, 1995, Centura Funds Distributor, Inc. earned distribution fees for Class A of $2,195, $358 and $1,974 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. In addition, the Distributor also retains a portion of the front-end sales charge.

     CLASS B PLAN. The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. For the six months ended October 31, 1995, Centura Funds Distributor, Inc. earned distribution fees for Class B of $11,531, $838 and $1,389 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

     Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended October 31, 1995, Centura Bank earned custodian fees and out-of-pocket expenses of $12,757, $11,770 and $6,118 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     6. CONCENTRATION OF CREDIT RISK -- The Centura North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of North Carolina.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1995

     7. SECURITY TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 1995 were as follows:

                                                                            U.S. GOVERNMENT
                                       COMMON STOCKS AND BONDS                OBLIGATIONS
                                     ----------------------------    ------------------------------
                                       COST OF      PROCEEDS FROM       COST OF       PROCEEDS FROM
                                     SECURITIES      SECURITIES       SECURITIES       SECURITIES
                                      PURCHASED         SOLD           PURCHASED          SOLD
                                     -----------    -------------    -------------    -------------
Centura Equity Growth Fund........   $44,361,563     $30,632,595                --              --
Centura Federal Securities Income
  Fund............................            --              --      $ 24,460,313     $19,990,305
Centura North Carolina Tax-Free
  Bond Fund.......................    22,836,347      18,233,198                --              --

     Unrealized appreciation and depreciation at October 31, 1995, based on cost of securities for Federal income tax purposes is as follows:

                                                    GROSS           GROSS             NET
                                                  UNREALIZED      UNREALIZED      UNREALIZED
                                                 APPRECIATION    DEPRECIATION    APPRECIATION
                                                 ------------    ------------    -------------
Centura Equity Growth Fund....................   $ 18,987,666    $ (2,556,351)    $16,431,315
Centura Federal Securities Income Fund........      2,706,878               0       2,706,878
Centura North Carolina Tax-Free Bond Fund.....      1,006,635         (29,220)        977,415

     8. FEDERAL INCOME TAXES -- At April 30, 1995, the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax Free Bond Fund had net capital loss carryovers of approximately $1,456,300, $43,600 and $15,400, respectively, which will be available through April 2003 to offset future capital gains as provided by the regulations. To the extent that these carryover losses are used to offset future capital gains, the gains so offset would not be distributed to shareholders.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1995

     9. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 450 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the six months ended October 31, 1995 and the period ended April 30, 1995, respectively were as follows:

                                          CENTURA EQUITY GROWTH FUND       CENTURA EQUITY GROWTH FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                FOR SIX MONTHS                   JUNE 1, 1994*
                                                    ENDED                           THROUGH
                                               OCTOBER 31, 1995                  APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  90,488    127,357    7,847,477     1,111     1,111        1,111
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  143,575   144,012    1,534,988   106,840   138,458    8,813,192
Shares issued in reinvestment of
  dividends from net investment
  income..............................     255          1       16,367       413       318       39,707
Shares redeemed.......................  (1,308)    (3,617)    (711,450)  (17,876)  (12,530)  (1,006,533)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  142,522   140,396      839,905    89,377   126,246    7,846,366
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  233,010   267,753    8,687,382    90,488   127,357    7,847,477
                                        ========  ========  ==========   ========  ========  ==========

                                          CENTURA FEDERAL SECURITIES       CENTURA FEDERAL SECURITIES
                                                 INCOME FUND                      INCOME FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                FOR SIX MONTHS                   JUNE 1, 1994*
                                                    ENDED                           THROUGH
                                               OCTOBER 31, 1995                  APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  24,778     11,869    9,409,781     1,111     1,111        1,111
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  10,660      6,332    1,334,395    24,889    10,545   10,288,015
Shares issued in reinvestment of
  dividends from net investment
  income..............................     780        392      167,343       951       213      279,771
Shares redeemed.......................  (2,178)    (2,000)    (751,737)   (2,173)        0   (1,159,116)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................   9,262      4,724      750,001    23,667    10,758    9,408,670
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  34,040     16,593   10,159,782    24,778    11,869    9,409,781
                                        ========  ========  ==========   ========  ========  ==========

                                            CENTURA NORTH CAROLINA           CENTURA NORTH CAROLINA
                                              TAX-FREE BOND FUND               TAX-FREE BOND FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                FOR SIX MONTHS                   JUNE 1, 1994*
                                                    ENDED                           THROUGH
                                               OCTOBER 31, 1995                  APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  42,947     27,561    3,495,234     1,111     1,111        1,112
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  174,307    13,484      850,896    76,112    28,313    4,357,097
Shares issued in reinvestment of
  dividends from net investment
  income..............................   3,114        223        1,408     1,686       302        5,402
Shares redeemed.......................  (2,683)   (10,178)    (577,095)  (35,962)   (2,165)    (868,377)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  174,738     3,529      275,209    41,836    26,450    3,494,122
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  217,685    31,090    3,770,443    42,947    27,561    3,495,234
                                        ========  ========  ==========   ========  ========  ==========

* Fund commenced investment operations on June 1, 1994.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       CENTURA                                                    CENTURA
                                    EQUITY GROWTH                                           FEDERAL SECURITIES
                                        FUND                                                    INCOME FUND
               -------------------------------------------------------    -------------------------------------------------------
                        FOR THE                       FOR THE                      FOR THE                       FOR THE
                    SIX MONTHS ENDED               PERIOD ENDED                SIX MONTHS ENDED               PERIOD ENDED
                    OCTOBER 31, 1995              APRIL 30, 1995               OCTOBER 31, 1995              APRIL 30, 1995
               --------------------------    -------------------------    --------------------------    -------------------------
               CLASS    CLASS     CLASS      CLASS    CLASS               CLASS    CLASS     CLASS      CLASS    CLASS
                 A        B         C          A        B      CLASS C      A        B         C          A        B      CLASS C
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Net Asset
 Value,
 Beginning of
 Period....... $10.70   $10.69   $  10.70    $10.00   $10.00   $ 10.00    $ 9.97   $ 9.97   $   9.97    $10.00   $10.00   $ 10.00
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Income from
 Investment
 Operations:
 Net
   Investment
   Income/(Loss)...   0.02  (0.03)     0.03    0.06     0.03      0.07      0.29     0.25       0.30      0.52     0.45      0.54
 Net Realized
   and
   Unrealized
   Loss on
 Securities...   1.23     1.23       1.23      0.70     0.69      0.70      0.28     0.28       0.28     (0.03)   (0.03)    (0.03)
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
 Total from
   Investment
 Operations...   1.25     1.20       1.26      0.76     0.72      0.77      0.57     0.53       0.58      0.49     0.42      0.51
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Less
Distributions:
 Dividends
   from Net
   Investment
   Income.....  (0.02)      --      (0.03)    (0.06)   (0.03)    (0.07)    (0.29)   (0.25)     (0.30)    (0.52)   (0.45)    (0.54)
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Net Asset
 Value, End of
 Period....... $11.93   $11.89   $  11.93    $10.70   $10.69   $ 10.70    $10.25   $10.25   $  10.25    $ 9.97   $ 9.97   $  9.97
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Total Return
 (not
 reflecting
 sales
 load)........  10.19%    9.69%     10.17%     7.64%    7.23%     7.71%     3.07%    2.74%      3.18%     5.02%    4.32%     5.28%
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Ratios/Supplemental
 Data:
 Net Assets,
   End of
   Period
   (000's).... $2,781   $3,184   $103,599    $  968   $1,362   $84,004    $  349   $  170   $104,153    $  247   $  118   $93,807
 Ratio of
   Expenses to
   Average Net
   Assets*....   1.37%    2.12%      1.12%     1.29%    2.03%     1.04%     0.94%    1.69%      0.69%     0.86%    1.61%     0.63%
 Ratios of
   Expenses
   before
   Waivers/Reimbursements
   to Average
   Net
   Assets*....   1.37%    2.12%      1.12%     1.32%    2.06%     1.07%     0.94%    1.69%      0.69%     0.89%    1.64%     0.66%
 Ratio of Net
   Investment
   Income to
   Average Net
   Assets*....   0.21%   (0.54)%     0.49%     0.63%    0.00%     0.79%     5.60%    4.82%      5.88%     5.58%    4.86%     5.97%
Portfolio
 Turnover
 Rate.........     32%      32%        32%       44%      44%       44%       21%      21%        21%       42%      42%       42%

* Annualized

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (UNAUDITED) (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CENTURA
                                                                                    NORTH CAROLINA
                                                                                  TAX-FREE BOND FUND
                                                      ---------------------------------------------------------------------------
                                                                   FOR THE                                   FOR THE
                                                              SIX MONTHS ENDED                            PERIOD ENDED
                                                              OCTOBER 31, 1995                           APRIL 30, 1995
                                                      ---------------------------------         ---------------------------------
                                                      CLASS        CLASS                        CLASS        CLASS
                                                        A            B          CLASS C           A            B          CLASS C
                                                      ------       ------       -------         ------       ------       -------
Net Asset Value, Beginning of Period............      $ 9.98       $ 9.98       $  9.98         $10.00       $10.00       $ 10.00
                                                      ------       ------       -------         ------       ------       -------
Income from Investment Operations:
 Net Investment Income/(Loss)...................        0.21         0.17          0.23           0.39         0.32          0.41
 Net Realized and Unrealized Loss on
   Securities...................................        0.31         0.31          0.31          (0.02)       (0.02)        (0.02)
                                                      ------       ------       -------         ------       ------       -------
 Total from Investment Operations...............        0.52         0.48          0.54           0.37         0.30          0.39
                                                      ------       ------       -------         ------       ------       -------
Less Distributions:
 Dividends from Net Investment Income...........       (0.21)       (0.17)        (0.23)         (0.39)       (0.32)        (0.41)
                                                      ------       ------       -------         ------       ------       -------
Net Asset Value, End of Period..................      $10.29       $10.29       $ 10.29         $ 9.98       $ 9.98       $  9.98
                                                      =======      =======      ========        =======      =======      ========
Total Return (not reflecting sales load)........        2.74%        2.42%         2.85%          3.77%        3.09%         4.08%
                                                      =======      =======      ========        =======      =======      ========
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..............      $2,240       $  320       $38,790         $  429       $  275       $34,885
 Ratio of Expenses to
   Average Net Assets*..........................        0.68%        1.44%         0.44%          0.42%        0.99%         0.41%
 Ratio of Expenses before Waivers/
   Reimbursements to Average Net Assets*........        1.19%        1.94%         0.94%          0.92%        1.49%         0.91%
 Ratio of Net Investment Income to Average Net
   Assets*......................................        4.05%        3.40%         4.42%          4.46%        3.89%         4.64%
Portfolio Turnover Rate.........................          49%          49%           49%           121%         121%          121%

* Annualized

CENTURA FUNDS, INC.

CENTURA FUNDS, INC.

BOARD OF DIRECTORS AND OFFICERS

Leslie H. Garner, Jr.*
Chairman of the Board

James H. Speed, Jr.*
Director

Frederick E. Turnage*
Director

Lucy Hancock Bode+
Director

John J. Pileggi
Vice President and Treasurer

Joan V. Fiore
Secretary

Gordon M. Forrester
Assistant Treasurer

Sheryl Hirschfeld
Assistant Secretary

* Audit Committee Members
+ "Interested person" as that term is defined in the Investment Company Act of 1940.

[CENTURA LOGO]

(C) 1994 CENTURA BANKS, INC.

FOR ADDITIONAL INFORMATION ON THE
CENTURA FUNDS, CALL
1-800-44-CENTURA
(800-442-3688).


INVESTMENT       CENTURA BANK
ADVISER AND      131 NORTH CHURCH STREET
CUSTODIAN        ROCKY MOUNT, NC 27802


ADMINISTRATOR    FURMAN SELZ INCORPORATED
AND SPONSOR      230 PARK AVENUE
                 NEW YORK, NEW YORK 10169

                 CENTURA FUNDS DISTRIBUTOR, INC.
DISTRIBUTOR      230 PARK AVENUE
                 NEW YORK, NEW YORK 10169

                 DECHERT PRICE & RHOADS
COUNSEL          1500 K STREET, N.W.
                 WASHINGTON, D.C. 20005


THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE COMPANY WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND ACCORDINGLY THEY DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF CENTURA FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUNDS' SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE FUNDS' CURRENT PROSPECTUS.

INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. CENTURA FUNDS ARE NOT DEPOSITS, GUARANTEED BY OR OBLIGATIONS OF CENTURA BANK OR ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

CNSA10-94


[GRAPHICS]

CENTURA FUNDS

CENTURA EQUITY
GROWTH FUND

CENTURA FEDERAL
SECURITIES INCOME
FUND

CENTURA NORTH
CAROLINA TAX-FREE
BOND FUND

SEMI-ANNUAL REPORT
OCTOBER 31, 1995